Derivative Financial Instruments - Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedge (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	$ 9,290	$ 8,722
Carrying amount of the hedging instruments, Liabilities	15,370	(18,583)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	2,576	5,323
Ineffectiveness recorded in non-interest income-other	(9)	46
Fair value hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	1,542	2,064
Carrying amount of the hedging instruments, Liabilities	(2,431)	(2,672)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	79	(197)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(101)	160
Ineffectiveness recorded in non-interest income-other	(22)	(37)
Carrying amount of the hedged item	112,421	88,293
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges	1,849	2,246
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges	(355)	(1,215)
Fair value hedges [member] | Interest rate risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	906	1,955
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(902)	(1,959)
Ineffectiveness recorded in non-interest income-other	4	(4)
Carrying amount of the hedged item, Liabilities	(72,001)	(71,363)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Liabilities	90	986
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Liabilities	212	446
Fair value hedges [member] | Interest rate risk [member] | Subordinated debenture [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	62	217
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(62)	(216)
Ineffectiveness recorded in non-interest income-other		1
Carrying amount of the hedged item, Liabilities	(4,131)	(4,293)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Liabilities	(41)	21
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Liabilities		(1)
Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	1,542	2,064
Carrying amount of the hedging instruments, Liabilities	(2,408)	(2,672)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	73	(197)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(95)	160
Ineffectiveness recorded in non-interest income-other	(22)	(37)
Fair value hedges [member] | Interest rate risk [member] | Investment securities [Member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(493)	(1,493)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	481	1,484
Ineffectiveness recorded in non-interest income-other	(12)	(9)
Carrying amount of the hedged item, Assets	79,836	72,595
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	1,519	1,274
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	(679)	(1,392)
Fair value hedges [member] | Interest rate risk [member] | Loan commitments [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(402)	(876)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	388	851
Ineffectiveness recorded in non-interest income-other	(14)	(25)
Carrying amount of the hedged item, Assets	109,149	91,354
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	287	(35)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	112	$ (268)
Fair value hedges [member] | Currency or interest rate risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Liabilities	(23)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	6
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(6)
Carrying amount of the hedged item, Liabilities	(432)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Liabilities	(6)
Fair value hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Liabilities	(23)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	6
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(6)
Carrying amount of the hedged item, Liabilities	(432)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Liabilities	$ (6)